Intangible Assets_Intangible Assets(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		₩ 3,351,133	$ 3,085,445	₩ 2,737,813
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,737,813
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		3,351,133	$ 3,085,445	2,737,813
Insurance expenses and other operating expenses and others in the statements of comprehensive income		173,992		193,085
Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		5,815,262		4,766,685
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,766,685
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		5,815,262		4,766,685
Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,304,188)		(1,926,647)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,926,647)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,304,188)		(1,926,647)
Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(106,781)		(102,169)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(102,169)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(106,781)		(102,169)
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(53,160)		(56)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(56)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(53,160)		(56)
Goodwill
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		763,582		275,741
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		275,741
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		763,582		275,741
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		0		0
Others		0		0
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Goodwill | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		887,259		346,314
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		346,314
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		887,259		346,314
Goodwill | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Goodwill | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(70,517)		(70,517)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(70,517)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(70,517)		(70,517)
Goodwill | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(53,160)		(56)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(56)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(53,160)		(56)
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,587,551		2,462,072
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,462,072		2,480,621
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		403,904		335,543
Disposal		(14,118)		(14,694)
Amortization	[1]	(381,192)		(341,829)
Business combination		124,697
Others		(7,812)		2,431
Ending		2,587,551		2,462,072
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(31,652)		(45,017)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		(9,312)		(1,578)
Reversal		3,669		6,859
Disposal and others		1,031		8,084
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(36,264)		(31,652)
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,928,003		4,420,371
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,420,371
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,928,003		4,420,371
Other intangible assets | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,304,188)		(1,926,647)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,926,647)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,304,188)		(1,926,647)
Other intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(36,264)		(31,652)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(31,652)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(36,264)		(31,652)
Other intangible assets | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending				0
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,346		2,853
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,853		4,497
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		116		174
Disposal		(147)		(1,160)
Amortization	[1]	(476)		(658)
Business combination		0
Others		0		0
Ending		2,346		2,853
Industrial property rights | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		6,222		5,802
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		5,802
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		6,222		5,802
Industrial property rights | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,936)		(2,930)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(2,930)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,936)		(2,930)
Industrial property rights | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(940)		(19)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(19)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(940)		(19)
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		573,187		373,519
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		373,519		204,505
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		340,045		274,583
Disposal		(4,444)		0
Amortization	[1]	(153,876)		(105,228)
Business combination		18,252
Others		(309)		(341)
Ending		573,187		373,519
Software | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,800,686		1,428,655
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,428,655
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		1,800,686		1,428,655
Software | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,225,173)		(1,055,136)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,055,136)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,225,173)		(1,055,136)
Software | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,326)		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,326)		0
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount	[2]	371,774		266,517
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning	[2]	266,517		248,611
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer	[2]	63,743		59,776
Disposal	[2]	(9,527)		(13,534)
Amortization	[1],[2]	(47,948)		(33,590)
Business combination	[2]	106,445
Others	[2]	(7,456)		5,254
Ending	[2]	371,774		266,517
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		690,665		555,424
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		555,424
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		690,665		555,424
Other intangible assets | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(285,893)		(257,274)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(257,274)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(285,893)		(257,274)
Other intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(32,998)		(31,633)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(31,633)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(32,998)		(31,633)
Value of Business Acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,635,619		1,809,485
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,809,485		2,001,945
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(173,866)		(192,460)
Business combination		0
Others		0		0
Ending		1,635,619		1,809,485
Value of Business Acquired (VOBA) | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,395,291		2,395,290
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,395,290
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,395,291		2,395,290
Value of Business Acquired (VOBA) | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(759,672)		(585,805)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(585,805)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(759,672)		(585,805)
Value of Business Acquired (VOBA) | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Right-of-use intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,625		9,698
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		9,698		21,063
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		0		1,010
Disposal		0		0
Amortization	[1]	(5,026)		(9,893)
Business combination		0
Others		(47)		(2,482)
Ending		4,625		9,698
Right-of-use intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		35,139		35,200
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		35,200
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		35,139		35,200
Right-of-use intangible assets | Accumulated amortization
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(30,514)		(25,502)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(25,502)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(30,514)		(25,502)
Right-of-use intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		₩ 0		₩ 0

[1]	Includes KRW 193,085 million and KRW 173,992 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2019 and 2020, respectively.
[2]	Impairment losses for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses was recognized when its recoverable amount is higher than its carrying amount.